Non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At 1 January	£ 49,404	£ 54,147
Profit attributable to non-controlling interests	35	10	£ 409
At 31 December	49,093	49,404	54,147
Non-controlling interests
At 1 January	795	716	2,946
Currency translation adjustments and other movements	17	111	3
Profit attributable to non-controlling interests	35	10
Dividends paid	(25)		(31)
Equity withdrawn and disposals	(59)	(42)	(24)
At 31 December	763	795	716
RBS N.V. | Non-controlling interests
At 1 January	733	662
Currency translation adjustments and other movements	22	108
Profit attributable to non-controlling interests	30	6
Dividends paid	(20)
Equity withdrawn and disposals	(59)	(43)
At 31 December	706	733	662
Other interests | Non-controlling interests
At 1 January	62	54
Currency translation adjustments and other movements	(5)	3
Profit attributable to non-controlling interests	5	4
Dividends paid	(5)
Equity withdrawn and disposals		1
At 31 December	£ 57	£ 62	£ 54